UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2016
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)
Consumer Discretionary (7.8%)
L Brands Inc.	8,688,443	583,255
TJX Cos. Inc.	7,104,300	548,665
Ross Stores Inc.	9,215,200	522,410
Sony Corp. ADR	17,564,300	515,512
Walt Disney Co.	4,450,000	435,299
Carnival Corp.	7,226,500	319,411
* Amazon.com Inc.	192,265	137,589
Royal Caribbean Cruises Ltd.	1,669,067	112,078
Bed Bath & Beyond Inc.	2,300,975	99,448
VF Corp.	772,400	47,495
Lowe's Cos. Inc.	520,000	41,168
* Charter Communications Inc. Class A	143,449	32,798
Newell Brands Inc.	505,000	24,528
Las Vegas Sands Corp.	400,000	17,396
McDonald's Corp.	144,100	17,341
Marriott International Inc. Class A	220,000	14,621
Whirlpool Corp.	80,000	13,331
* AutoZone Inc.	12,100	9,606
* CarMax Inc.	161,100	7,899
Hilton Worldwide Holdings Inc.	280,000	6,308
Comcast Corp. Class A	52,800	3,442
		3,509,600
Consumer Staples (0.6%)
CVS Health Corp.	2,249,065	215,325
Tyson Foods Inc. Class A	835,000	55,770
		271,095
Energy (1.6%)
Schlumberger Ltd.	3,053,919	241,504
EOG Resources Inc.	2,145,000	178,936
^ Transocean Ltd.	8,857,079	105,311
Noble Energy Inc.	2,250,000	80,707
Exxon Mobil Corp.	615,000	57,650
National Oilwell Varco Inc.	580,000	19,517
* Southwestern Energy Co.	700,000	8,806
Cabot Oil & Gas Corp.	290,000	7,465
* Petroleo Brasileiro SA ADR Preference Shares	600,000	3,486
* Petroleo Brasileiro SA ADR	400,000	2,864
		706,246
Financials (6.6%)
Charles Schwab Corp.	25,733,100	651,305
Marsh & McLennan Cos. Inc.	9,256,100	633,673
JPMorgan Chase & Co.	9,423,500	585,576
Wells Fargo & Co.	11,045,000	522,760
Progressive Corp.	6,478,000	217,013
US Bancorp	3,475,000	140,147
CME Group Inc.	864,150	84,168
Discover Financial Services	1,288,100	69,029
American Express Co.	422,100	25,647

Travelers Cos. Inc.	150,000	17,856
Chubb Ltd.	42,133	5,507
		2,952,681
Health Care (26.9%)
Amgen Inc.	15,427,800	2,347,340
Eli Lilly & Co.	29,110,000	2,292,412
* Biogen Inc.	9,455,200	2,286,456
Roche Holding AG	5,681,300	1,500,037
Novartis AG ADR	12,353,965	1,019,326
Medtronic plc	8,626,952	748,561
* Boston Scientific Corp.	27,842,560	650,681
Thermo Fisher Scientific Inc.	2,641,000	390,234
^ AstraZeneca plc ADR	9,050,500	273,235
Abbott Laboratories	6,617,234	260,123
Johnson & Johnson	1,090,000	132,217
Sanofi ADR	1,220,000	51,057
Zimmer Biomet Holdings Inc.	340,000	40,929
Agilent Technologies Inc.	880,500	39,059
AbbVie Inc.	560,000	34,670
Stryker Corp.	250,000	29,957
GlaxoSmithKline plc ADR	600,000	26,004
		12,122,298
Industrials (14.7%)
FedEx Corp.	9,481,068	1,439,036
1 Southwest Airlines Co.	34,210,300	1,341,386
Airbus Group SE	11,130,758	646,348
Honeywell International Inc.	3,390,000	394,325
1 Alaska Air Group Inc.	6,431,800	374,910
Caterpillar Inc.	4,310,000	326,741
Union Pacific Corp.	3,567,400	311,256
American Airlines Group Inc.	9,595,500	271,649
Deere & Co.	3,083,300	249,871
United Parcel Service Inc. Class B	2,181,070	234,945
* United Continental Holdings Inc.	5,380,800	220,828
Delta Air Lines Inc.	4,641,500	169,090
Boeing Co.	1,175,000	152,597
United Technologies Corp.	1,107,000	113,523
Pentair plc	1,280,000	74,611
Safran SA	1,036,800	70,464
CSX Corp.	2,615,000	68,199
CH Robinson Worldwide Inc.	651,675	48,387
Expeditors International of Washington Inc.	600,000	29,424
* Hertz Global Holdings Inc.	2,190,000	24,243
Textron Inc.	500,000	18,280
Rockwell Automation Inc.	157,250	18,055
Tyco International plc	300,000	12,780
Norfolk Southern Corp.	83,687	7,124
Republic Services Inc. Class A	17,000	872
		6,618,944
Information Technology (35.1%)
Texas Instruments Inc.	33,909,000	2,124,399
* Adobe Systems Inc.	20,552,970	1,968,769
Microsoft Corp.	38,467,300	1,968,372
* Alphabet Inc. Class A	1,419,843	998,902
* Alphabet Inc. Class C	1,425,903	986,867
* Alibaba Group Holding Ltd. ADR	8,310,900	660,966

	Intel Corp.		18,860,500	618,624
	NVIDIA Corp.		12,675,000	595,852
	Hewlett Packard Enterprise Co.		27,825,885	508,379
	Intuit Inc.		4,550,000	507,826
	QUALCOMM Inc.		9,302,950	498,359
	KLA-Tencor Corp.		6,518,100	477,451
	EMC Corp.		17,094,600	464,460
*	Micron Technology Inc.		31,785,100	437,363
	Cisco Systems Inc.		15,107,950	433,447
	HP Inc.		32,139,885	403,356
1	NetApp Inc.		14,427,200	354,765
^	Telefonaktiebolaget LM Ericsson ADR		37,218,004	285,834
	Oracle Corp.		6,425,000	262,975
	Activision Blizzard Inc.		6,183,300	245,044
1	Plantronics Inc.		3,701,500	162,866
	Visa Inc. Class A		1,760,000	130,539
	Analog Devices Inc.		2,260,000	128,006
	Corning Inc.		5,243,200	107,381
*,^ BlackBerry Ltd.			10,438,600	70,043
*	PayPal Holdings Inc.		1,718,200	62,731
	Apple Inc.		552,000	52,771
*	Yahoo! Inc.		1,283,100	48,193
	MasterCard Inc. Class A		532,500	46,892
*	eBay Inc.		1,808,300	42,332
*	Entegris Inc.		2,583,472	37,383
*	Rambus Inc.		2,685,000	32,435
	Applied Materials Inc.		970,000	23,251
*	salesforce.com Inc.		282,000	22,394
*	Keysight Technologies Inc.		340,000	9,891
	ASML Holding NV		98,175	9,740
	Western Digital Corp.		119,350	5,640
*	Twitter Inc.		161,000	2,723
				15,797,221
Materials (1.9%)
	Monsanto Co.		6,050,125	625,643
	Praxair Inc.		925,000	103,961
	Potash Corp. of Saskatchewan Inc.		4,919,200	79,888
	Celanese Corp. Class A		435,000	28,471
	Dow Chemical Co.		60,000	2,983
	LyondellBasell Industries NV Class A		9,400	699
				841,645
Telecommunication Services (1.2%)
	AT&T Inc.		12,371,642	534,579

Total Common Stocks (Cost $21,885,167)				43,354,309
		Coupon
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
2,3 Vanguard Market Liquidity Fund (Cost
	$1,655,118)	0.538%	1,655,117,571	1,655,118
Total Investments (100.1%) (Cost $23,540,285)				45,009,427
Other Assets and Liabilities-Net (-0.1%)[3]				(103,882)
Net Assets (100%)				44,905,545
* Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,923,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $59,452,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,137,460	2,216,849	—
Temporary Cash Investments	1,655,118	—	—
Total	42,792,578	2,216,849	—

D. At June 30, 2016, the cost of investment securities for tax purposes was $23,540,285,000. Net unrealized appreciation of investment securities for tax purposes was $21,469,142,000, consisting of

PRIMECAP Fund

unrealized gains of $22,674,479,000 on securities that had risen in value since their purchase and $1,205,337,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2015		from			June 30, 2016
					Capital Gain
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	528,883	—	17,332	4,844	—	374,910
NetApp Inc.	NA2	31,521	—	7,586	—	354,765
Platronics Inc.	188,221	—	—	1,666	—	162.866
Southwest Airlines Co.	1,300,903	531	—	8,552	—	1,341,386
Vanguard Market Liquidity
Fund	1,481,214	NA3	NA3	4,674	—	1,655,118
Total	3,499,221			27,332	—	3,889,045
1 Includes net realized gain (loss) on affiliated investment securities sold of $2,538,000.
2 Not applicable—at September 30, 2015, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (18.4%)
Vanguard Total Stock Market Index Fund Investor Shares	37,053,525	1,932,341

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	88,801,237	1,268,082

U.S. Bond Funds (53.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	352,766,032	3,898,065
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	70,917,278	1,756,621
		5,654,686
International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Investor Shares	152,003,133	1,688,755

Total Investment Companies (Cost $9,229,433)		10,543,864
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $2,812)	2,812,319	2,812
Total Investments (100.2%) (Cost $9,232,245)		10,546,676
Other Assets and Liabilities-Net (-0.2%)		(19,470)
Net Assets (100%)		10,527,206
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $9,232,245,000. Net unrealized appreciation of investment securities for tax purposes was $1,314,431,000, consisting of unrealized gains of $1,366,596,000 on securities that had risen in value since their purchase and $52,165,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	4	—	2,812
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	1,779,726	69,808	130,666	—	—	1,756,621
Vanguard Total Bond Market II
Index Fund	4,004,448	281,654	490,016	69,126	5,925	3,898,065
Vanguard Total International
Bond Index Fund	1,687,462	38,305	118,939	20,097	—	1,688,755
Vanguard Total International
Stock Index Fund	1,233,178	172,805	154,624	27,968	—	1,268,082
Vanguard Total Stock Market
Index Fund	1,935,693	296,626	474,135	25,953	—	1,932,341
Total	10,640,507	859,198	1,368,380	143,148	5,925	10,546,676
1 Includes net realized gain (loss) on affiliated securities sold of $60,367,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	21,876,559	1,140,863

International Stock Fund (12.8%)
Vanguard Total International Stock Index Fund Investor Shares	51,602,559	736,884

U.S. Bond Funds (51.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	188,065,378	2,078,122
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	36,114,481	894,556
		2,972,678
International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Investor Shares	81,790,446	908,692

Total Investment Companies (Cost $4,942,004)		5,759,117
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $859)	859,247	859

Total Investments (100.2%) (Cost $4,942,863)		5,759,976
Other Assets and Liabilities-Net (-0.2%)		(11,858)
Net Assets (100%)		5,748,118
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $4,942,863,000. Net unrealized appreciation of investment securities for tax purposes was $817,113,000, consisting of unrealized gains of $838,230,000 on securities that had risen in value since their purchase and $21,117,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2010 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	2,851	NA2	NA2	2	—	859
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	914,950	35,754	75,287	—	—	894,556
Vanguard Total Bond Market II
Index Fund	2,183,777	151,519	311,236	37,402	3,197	2,078,122
Vanguard Total International
Bond Index Fund	927,963	14,297	78,006	10,945	—	908,692
Vanguard Total International
Stock Index Fund	835,177	60,373	170,138	17,189	—	736,884
Vanguard Total Stock Market
Index Fund	1,286,888	134,991	388,809	16,129	—	1,140,863
Total	6,151,606	396,934	1,023,476	81,667	3,197	5,759,976
1 Includes net realized gain (loss) on affiliated investment securities sold of $92,539,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (28.2%)
Vanguard Total Stock Market Index Fund Investor Shares	94,013,601	4,902,809

International Stock Fund (18.6%)
Vanguard Total International Stock Index Fund Investor Shares	225,627,164	3,221,956

U.S. Bond Funds (39.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	478,686,735	5,289,489
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	64,578,689	1,599,614
		6,889,103
International Bond Fund (13.6%)
Vanguard Total International Bond Index Fund Investor Shares	212,914,064	2,365,475

Total Investment Companies (Cost $14,238,387)		17,379,343
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $7,599)	7,598,901	7,599

Total Investments (100.1%) (Cost $14,245,986)		17,386,942
Other Assets and Liabilities-Net (-0.1%)		(19,203)
Net Assets (100.0%)		17,367,739
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $14,245,986,000. Net unrealized appreciation of investment securities for tax purposes was $3,140,956,000, consisting of unrealized gains of $3,281,539,000 on securities that had risen in value since their purchase and $140,583,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2015 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	4	—	7,599
Vanguard Short-Term Inflation-
Protected Securities Fund	1,611,487	99,790	145,946	—	—	1,599,614
Vanguard Total Bond Market II
Index Fund	5,651,159	429,983	930,455	96,703	8,381	5,289,489
Vanguard Total International
Bond Index Fund	2,410,427	163,008	322,760	28,418	—	2,365,475
Vanguard Total International
Stock Index Fund	3,664,850	236,765	725,389	75,639	—	3,221,956
Vanguard Total Stock Market
Index Fund	5,530,138	392,541	1,476,901	70,952	—	4,902,809
Total	18,868,061	1,322,087	3,601,451	271,716	8,381	17,386,942
1 Includes net realized gain (loss) on affiliated investment securities sold of $403,718,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (34.7%)
Vanguard Total Stock Market Index Fund Investor Shares	177,193,938	9,240,664

International Stock Fund (23.0%)
Vanguard Total International Stock Index Fund Investor Shares	428,371,696	6,117,148

U.S. Bond Funds (29.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	681,756,349	7,533,408
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	17,116,168	423,967
		7,957,375
International Bond Fund (12.3%)
Vanguard Total International Bond Index Fund Investor Shares	295,170,486	3,279,344

Total Investment Companies (Cost $22,082,580)		26,594,531
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $6,561)	6,561,258	6,561

Total Investments (99.9%) (Cost $22,089,141)		26,601,092

Other Assets and Liabilities-Net (0.1%)		13,678
Net Assets (100%)		26,614,770
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $22,089,141,000. Net unrealized appreciation of investment securities for tax purposes was $4,511,951,000, consisting of unrealized gains of $4,911,919,000 on securities that had risen in value since their purchase and $399,968,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2020 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	3,128	NA2	NA2	19	—	6,561
Vanguard Short-Term Inflation-
Protected Securities Fund	121,747	305,885	11,171	—	—	423,967
Vanguard Total Bond Market II
Index Fund	7,500,945	1,097,663	1,260,633	132,475	11,341	7,533,408
Vanguard Total International
Bond
Index Fund	3,197,336	272,277	347,903	38,653	—	3,279,344
Vanguard Total International
Stock
Index Fund	6,286,631	599,784	838,193	137,473	—	6,117,148
Vanguard Total Stock Market
Index Fund	9,578,982	888,523	2,036,146	127,692	—	9,240 ,664
Total	26,688,769	3,164,132	4,494,046	436,312	11,341	26,601 ,092
1 Includes net realized gain (loss) on affiliated investment securities sold of $330,698,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (39.6%)
Vanguard Total Stock Market Index Fund Investor Shares	231,222,146	12,058,235

International Stock Fund (26.2%)
Vanguard Total International Stock Index Fund Investor Shares	559,404,221	7,988,292

U.S. Bond Fund (23.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	655,149,701	7,239,404

International Bond Fund (10.4%)
Vanguard Total International Bond Index Fund Investor Shares	284,003,665	3,155,281

Total Investment Companies (Cost $24,492,202)		30,441,212
Other Assets and Liabilities-Net (0.0%)		(1,302)
Net Assets (100%)		30,439,910
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $24,492,202,000. Net unrealized appreciation of investment securities for tax purposes was $5,949,010,000, consisting of unrealized gains of $6,488,286,000 on securities that had risen in value since their purchase and $539,276,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	6,905	NA2	NA2	27	—	—
Vanguard Total Bond Market II
Index Fund	6,992,554	1,446,243	1,389,686	125,751	10,684	7,239,404
Vanguard Total International Bond
Index Fund	2,969,760	311,740	276,833	36,395	—	3,155,281
Vanguard Total International Stock
Index Fund	8,033,865	777,273	906,545	178,291	—	7,988,292
Vanguard Total Stock Market
Index Fund	12,055,309	954,936	1,998,452	165,890	—	12,058,235
Total	30,058,393	3,490,192	4,571,516	506,354	10,684	30,441,212
1 Includes net realized gain (loss) on affiliated investment securities sold of $335,265,000.
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (44.1%)
Vanguard Total Stock Market Index Fund Investor Shares	200,100,979	10,435,266

International Stock Fund (29.2%)
Vanguard Total International Stock Index Fund Investor Shares	484,615,560	6,920,310

U.S. Bond Fund (18.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	399,983,752	4,419,821

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares	170,695,031	1,896,422

Total Investment Companies (Cost $19,263,980)		23,671,819
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund,0.058% (Cost $1,200)	1,200,420	1,200

Total Investments (100.0%) (Cost $19,265,180)		23,673,019
Other Assets and Liabilities-Net (0.0%)		4,453
Net Assets (100%)		23,677,472
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $19,265,180,000. Net unrealized appreciation of investment securities for tax purposes was $4,407,839,000, consisting of unrealized gains of $4,948,495,000 on securities that had risen in value since their purchase and $540,656,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2030 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	29	—	1,200
Vanguard Total Bond Market II
Index Fund	4,079,108	1,228,202	1,002,645	74,712	6,272	4,419,821
Vanguard Total International
Bond Index Fund	1,729,322	270,076	192,448	21,618		1,896,422
Vanguard Total International
Stock Index Fund	6,746,275	762,669	650,836	152,232	—	6,920,310
Vanguard Total Stock Market
Index Fund	10,120,273	860,854	1,426,956	141,283	—	10,435,266
Total	22,674,978	3,121,801	3,272,885	389,874	6,272	23,673,019
1 Includes net realized gain (loss) on affiliated investment securities sold of $184,295,000.
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.6%)
Vanguard Total Stock Market Index Fund Investor Shares	217,468,031	11,340,958

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	527,310,832	7,529,999

U.S. Bond Fund (13.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	284,143,385	3,139,784

International Bond Fund (5.8%)
Vanguard Total International Bond Index Fund Investor Shares	121,390,576	1,348,649

Total Investment Companies (Cost $18,370,184)		23,359,390
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $2,339)	2,339,213	2,339

Total Investments (100.0%) (Cost $18,372,523)		23,361,729
Other Assets and Liabilities-Net (0.0%)		3,082
Net Assets (100%)		23,364,811
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $18,372,523,000. Net unrealized appreciation of investment securities for tax purposes was $4,989,206,000, consisting of unrealized gains of $5,584,054,000 on securities that had risen in value since their purchase and $594,848,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2035 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	9,770	NA2	NA2	24	—	2,339
Vanguard Total Bond Market
II Index Fund	2,902,432	856,439	701,560	53,126	4,448	3,139,784
Vanguard Total International
Bond Index Fund	1,226,912	218,167	160,733	15,360	—	1,348,649
Vanguard Total International
Stock Index Fund	7,467,258	691,999	695,068	167,406	—	7,529,999
Vanguard Total Stock Market
Index Fund	11,210,334	614,793	1,442,522	155,176	—	11,340,958
Total	22,816,706	2,381,398	2,999,883	391,092	4,448	23,361,729
1 Includes net realized gain (loss) on affiliated securities sold of $266,135,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.0%)
Vanguard Total Stock Market Index Fund Investor Shares	166,629,024	8,689,704

International Stock Fund (35.2%)
Vanguard Total International Stock Index Fund Investor Shares	404,260,521	5,772,840

U.S. Bond Fund (8.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	121,800,309	1,345,893

International Bond Fund (3.6%)
Vanguard Total International Bond Index Fund Investor Shares	52,606,851	584,462

Total Investment Companies (Cost $13,136,867)		16,392,899
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $1,299)	1,299,072	1,299
Total Investments (100.0%) (Cost $13,138,166)		16,394,198
Other Assets and Liabilities-Net (0.0%)		6,295
Net Assets (100%)		16,400,493
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $13,138,166,000. Net unrealized appreciation of investment securities for tax purposes was $3,256,032,000, consisting of unrealized gains of $3,763,228,000 on securities that had risen in value since their purchase and $507,196,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2040 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	6,418	NA2	NA2	22	—	1,299
Vanguard Total Bond Market II
Index Fund	1,173,838	492,034	354,908	22,077	1,831	1,345,893
Vanguard Total International
Bond Index Fund	501,647	132,336	76,529	6,389	—	584,462
Vanguard Total International
Stock Index Fund	5,615,266	683,946	573,421	127,132	—	5,772,840
Vanguard Total Stock Market
Index Fund	8,429,903	697,687	1,155,413	116,918	—	8,689,704
Total	15,727,072	2,006,003	2,160,271	272,538	1,831	16,394,198
1 Includes net realized gain (loss) on affiliated securities sold of $127,995,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Investor Shares	156,836,481	8,179,023

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	378,482,315	5,404,727

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	95,113,520	1,051,004

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	40,672,712	451,874

Total Investment Companies (Cost $11,925,150)		15,086,628
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $7,065)	7,064,819	7,065
Total Investments (100.0%) (Cost $11,932,215)		15,093,693
Other Assets and Liabilities-Net (0.0%)		(6,175)
Net Assets (100%)		15,087,518
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $11,932,215,000. Net unrealized appreciation of investment securities for tax purposes was $3,161,478,000, consisting of unrealized gains of $3,639,962,000 on securities that had risen in value since their purchase and $478,484,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2045 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	7,954	NA2	NA2	19	—	7,065
Vanguard Total Bond
Market II Index Fund	994,746	334,601	306,010	18,248	1,552	1,051,004
Vanguard Total
International Bond Index
Fund	424,585	77,743	72,524	5,326	—	451,874
Vanguard Total
International Stock Index
Fund	5,139,185	640,325	417,580	118,660	—	5,404,727
Vanguard Total Stock
Market Index Fund	7,719,752	591,140	799,372	108,914	—	8,179,023
Total	14,286,222	1,643,809	1,595,486	251,167	1,552	15,093,693
1 Includes net realized gain (loss) on affiliated investment securities sold of $129,625,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.3%)
Vanguard Total Stock Market Index Fund Investor Shares	92,962,889	4,848,015

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	224,049,448	3,199,426

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	56,033,333	619,168

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	24,031,512	266,990

Total Investment Companies (Cost $7,432,696)		8,933,599
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $4,290)	4,290,227	4,290

Total Investments (100.2%) (Cost $7,436,986)		8,937,889
Other Assets and Liabilities-Net (-0.2%)		(15,787)
Net Assets (100%)		8,922,102
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $7,436,986,000. Net unrealized appreciation of investment securities for tax purposes was $1,500,903,000, consisting of unrealized gains of $1,783,181,000 on securities that had risen in value since their purchase and $282,278,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2050 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,079	NA2	NA2	16	—	4,290
Vanguard Total Bond Market II
Index Fund	547,705	245,389	190,207	10,407	870	619,168
Vanguard Total International Bond
Index Fund	238,108	42,625	26,546	3,063	—	266,990
Vanguard Total International Stock
Index Fund	2,839,964	534,570	200,512	68,530	—	3,199,426
Vanguard Total Stock Market
Index Fund	4,259,530	607,366	399,677	62,554	—	4,848,015
Total	7,892,386	1,429,950	816,942	144,570	870	8,937,889
1 Includes net realized gain (loss) on affiliated investment securities sold of $22,316,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (54.3%)
Vanguard Total Stock Market Index Fund Investor Shares	31,423,831	1,638,753

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	75,984,159	1,085,054

U.S. Bond Fund (6.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	18,731,346	206,981

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	8,144,864	90,489

Total Investment Companies (Cost $2,826,707)		3,021,277
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $1,149)	1,148,613	1,149

Total Investments (100.2%) (Cost $2,827,856)		3,022,426
Other Assets and Liabilities-Net (-0.2%)		(4,547)
Net Assets (100%)		3,017,879
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $2,827,856,000. Net unrealized appreciation of investment securities for tax purposes was $194,570,000, consisting of unrealized gains of $291,684,000 on securities that had risen in value since their purchase and $97,114,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2055 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,549	NA2	NA2	10	—	1,149
Vanguard Total Bond Market II
Index Fund	160,740	80,758	40,005	3,293	265	206,981
Vanguard Total International Bond
Index Fund	68,563	25,202	7,338	945	—	90,489
Vanguard Total International Stock
Index Fund	819,490	310,963	53,487	22,037	—	1,085,054
Vanguard Total Stock Market
Index Fund	1,228,841	375,592	84,943	19,902	—	1,638,753
Total	2,281,183	792,515	185,773	46,187	265	3,022,426
1 Includes net realized gain (loss) on affiliated investment securities sold of $2,655,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Investor Shares	10,505,628	547,869

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	25,668,071	366,540

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	6,348,141	70,147

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	2,723,403	30,257

Total Investment Companies (Cost $978,326)		1,014,813
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $404)	403,968	404

Total Investments (99.7%) (Cost $978,730)		1,015,217
Other Assets and Liabilities-Net (0.3%)		2,668
Net Assets (100%)		1,017,885
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $978,730,000. Net unrealized appreciation of investment securities for tax purposes was $36,487,000, consisting of unrealized gains of $70,504,000 on securities that had risen in value since their purchase and $34,017,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2060 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,082	NA2	NA2	—	—	404
Vanguard Total Bond Market II
Index Fund	50,649	28,966	11,296	1,091	88	70,147
Vanguard Total International Bond
Index Fund	21,629	8,958	1,690	314	—	30,257
Vanguard Total International Stock
Index Fund	264,553	110,202	10,690	7,363	—	366,540
Vanguard Total Stock Market
Index Fund	396,067	134,834	22,370	6,645	—	547,869
Total	733,980	282,960	46,046	15,413	88	1,015,217
1 Includes net realized gain (loss) on affiliated investment securities sold of $754,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
	Investment Companies (99.7%)
	U.S. Stock Fund (19.6%)
	Vanguard Total Stock Market Index Fund Institutional Shares	6,318,531	329,638

	International Stock Fund (12.6%)
	Vanguard Total International Stock Index Fund Investor Shares	14,859,044	212,187

	U.S. Bond Funds (67.5%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	54,874,304	606,361
*	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	10,657,508	264,519
	Vanguard Total International Bond Index Fund Admiral Shares	11,827,834	262,696
			1,133,576
	Total Investments (99.7%) (Cost $1,640,890)		1,675,401
	Other Assets and Liabilities-Net (0.3%)		4,527
	Net Assets (100%)		1,679,928
* Non-income-producing security.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $1,640,890,000. Net unrealized appreciation of investment securities for tax purposes was $34,511,000, consisting of unrealized gains of $43,280,000 on securities that had risen in value since their purchase and $8,769,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2010 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA2	NA2	1	—	—
Vanguard Short-Term Inflation-
Protected Securities Index Fund	116,769	148,319	5,769	—	—	264,519
Vanguard Total Bond Market II
Index Fund	278,485	340,123	28,267	8,279	644	606,361
Vanguard Total International Bond
Index Fund	119,137	133,644	1,017	2,381	—	262,696
Vanguard Total International Stock
Index Fund	107,919	115,195	11,591	4,259	—	212,187
Vanguard Total Stock Market
Index Fund	162,215	183,350	35,916	4,047	—	329,638
Total	784,525	920,631	82,560	18,967	644	1,675,401
1 Includes net realized gain (loss) on affiliated investment securities sold of ($141,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (28.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	30,331,110	1,582,374

International Stock Fund (18.4%)
Vanguard Total International Stock Index Fund Investor Shares	72,329,582	1,032,867

U.S. Bond Funds (40.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	155,299,324	1,716,057
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	21,484,758	533,252
		2,249,309
International Bond Fund (13.2%)
Vanguard Total International Bond Index Fund Admiral Shares	33,354,585	740,805

Total Investment Companies (Cost $5,518,342)		5,605,355
Total Investments (99.7%) (Cost $5,518,342)		5,605,355
Other Assets and Liabilities-Net (0.3%)		16,841
Net Assets (100%)		5,622,196
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $5,518,342,000. Net unrealized appreciation of investment securities for tax purposes was $87,013,000, consisting of unrealized gains of $135,966,000 on securities that had risen in value since their purchase and $48,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2015 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	3	—	—
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	239,804	311,009	27,895	—	—	533,252
Vanguard Total Bond Market II
Index Fund	833,132	970,810	133,138	23,759	1,859	1,716,057
Vanguard Total International
Bond Index Fund	356,208	362,675	9,122	6,838	—	740,805
Vanguard Total International
Stock Index Fund	542,515	538,000	48,390	20,538	—	1,032,867
Vanguard Total Stock Market
Index Fund	815,601	785,451	116,828	19,515	—	1,582,374
Total	2,787,260	2,967,945	335,373	70,653	1,859	5,605,355
1 Includes net realized gain (loss) on affiliated investment securities sold of ($327,000).
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (34.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	69,570,338	3,629,485

International Stock Fund (22.9%)
Vanguard Total International Stock Index Fund Investor Shares	168,173,315	2,401,515

U.S. Bond Funds (30.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	265,500,911	2,933,784
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	8,084,595	200,660
		3,134,444
International Bond Fund (12.2%)
Vanguard Total International Bond Index Fund Admiral Shares	57,638,917	1,280,160

Total Investments (99.8%) (Cost $10,289,843)		10,445,604
Other Assets and Liabilities-Net (0.2%)		17,353
Net Assets (100%)		10,462,957
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $10,289,843,000. Net unrealized appreciation of investment securities for tax purposes was $155,761,000, consisting of unrealized gains of $250,156,000 on securities that had risen in value since their purchase and $94,395,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2020 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	7	—	—
Vanguard Short-Term Inflation-
Protected Securities Fund	38,623	205,677	46,855	—	—	200,660
Vanguard Total Bond Market II
Index Fund	1,354,847	1,699,141	198,204	40,210	3,134	2,933,784
Vanguard Total International
Bond Index Fund	579,463	655,406	7,299	11,563	—	1,280,160
Vanguard Total International
Stock Index Fund	1,141,341	1,287,814	30,599	46,189	—	2,401,515
Vanguard Total Stock Market
Index Fund	1,715,727	1,801,827	102,917	43,692	—	3,629,485
Total	4,830,001	5,649,865	385,874	141,661	3,134	10,445,604
1 Includes net realized gain (loss) on affiliated investment securities sold of ($219,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (39.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	91,177,101	4,756,709

International Stock Fund (26.2%)
Vanguard Total International Stock Index Fund Investor Shares	222,027,394	3,170,551

U.S. Bond Funds (34.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	258,644,227	2,858,019
Vanguard Total International Bond Index Fund Admiral Shares	56,429,034	1,253,289
		4,111,308

Total Investments (99.6%) (Cost $11,891,491)		12,038,568
Other Assets and Liabilities-Net (0.4%)		42,563
Net Assets (100%)		12,081,131
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $11,891,491,000. Net unrealized appreciation of investment securities for tax purposes was $147,077,000, consisting of unrealized gains of $271,643,000 on securities that had risen in value since their purchase and $124,566,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,149	NA2	NA2	11	—	—
Vanguard Total Bond Market
II Index Fund	1,240,362	1,756,691	214,167	38,127	2,885	2,858,019
Vanguard Total International
Bond Index Fund	530,530	680,423	8,000	10,912	—	1,253,289
Vanguard Total International
Stock Index Fund	1,429,484	1,742,156	4,060	59,703	—	3,170,551
Vanguard Total Stock
Market Index Fund	2,148,480	2,384,529	53,381	55,945	—	4,756,709
Total	5,350,005	6,563,799	279,608	164,698	2,885	12,038,568
1 Includes net realized gain (loss) on affiliated investment securities sold of $125,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (43.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	85,293,033	4,449,738

International Stock Fund (29.1%)
Vanguard Total International Stock Index Fund Investor Shares	206,709,224	2,951,808

U.S. Bond Fund (18.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	169,127,443	1,868,858

International Bond Fund (8.2%)
Vanguard Total International Bond Index Fund Admiral Shares	37,263,368	827,619
Total Investments (99.7%) (Cost $9,986,418)		10,098,023
Other Assets and Liabilities-Net (0.3%)		27,924
Net Assets (100%)		10,125,947
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $9,986,418,000. Net unrealized appreciation of investment securities for tax purposes was $111,605,000, consisting of unrealized gains of $219,165,000 on securities that had risen in value since their purchase and $107,560,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2030 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,392	NA2	NA2	11	—	—
Vanguard Total Bond Market II
Index Fund	793,825	1,169,201	143,953	24,912	1,888	1,868,858
Vanguard Total International
Bond Index Fund	339,132	467,000	11,576	7,135	—	827,619
Vanguard Total International
Stock Index Fund	1,313,362	1,645,076	10,198	56,135	—	2,951,808
Vanguard Total Stock Market
Index Fund	1,974,456	2,263,033	41,000	52,543	—	4,449,738
Total	4,422,167	5,544,310	206,727	140,736	1,888	10,098,023
1 Includes net realized gain (loss) on affiliated investment securities sold of ($148,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (48.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	87,078,890	4,542,906

International Stock Fund (32.1%)
Vanguard Total International Stock Index Fund Investor Shares	211,804,065	3,024,562

U.S. Bond Fund (13.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	113,381,705	1,252,868

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Admiral Shares	24,997,595	555,197
Total Investment Companies (Cost $9,299,387)		9,375,533
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $836)	836,395	836
Total Investments (99.6%) (Cost $9,300,223)		9,376,369
Other Assets and Liabilities-Net (0.4%)		38,931
Net Assets (100%)		9,415,300
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $9,300,223,000. Net unrealized appreciation of investment securities for tax purposes was $76,146,000, consisting of unrealized gains of $189,621,000 on securities that had risen in value since their purchase and $113,475,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2035 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold!	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000 )

Vanguard Market Liquidity Fund	2,065	NA2	NA2	12	—	836
Vanguard Total Bond Market II
Index Fund	512,800	791,378	84,319	16,424	1,229	1,252,868
Vanguard Total International
Bond Index Fund	218,725	317,567	3,000	4,686	—	555,197
Vanguard Total International
Stock Index Fund	1,318,190	1,704,649	1,307	57,165	—	3,024,562
Vanguard Total Stock Market
Index Fund	1,980,900	2,307,505	3,991	53,359	—	4,542,906
Total	4,032,680	5,121,099	92,617	131,646	1,229	9,376,369
1 Includes net realized gain (loss) on affiliated investment securities of $112,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (52.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	76,894,425	4,011,582

International Stock Fund (35.1%)
Vanguard Total International Stock Index Fund Investor Shares	186,587,348	2,664,467

U.S. Bond Funds (11.8%)
Vanguard Total Bond Market II Index Fund Investor Shares	56,421,648	623,459
Vanguard Total International Bond Index Fund Admiral Shares	12,175,897	270,427
		893,886
Total Investments (99.7%) (Cost $7,513,120)		7,569,935
Other Assets and Liabilities-Net (0.3%)		19,072
Net Assets (100%)		7,589,007

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $7,513,120,000. Net unrealized appreciation of investment securities for tax purposes was $56,815,000, consisting of unrealized gains of $148,032,000 on securities that had risen in value since their purchase and $91,217,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2040 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	346	NA2	NA2	10	—	—
Vanguard Total Bond Market II
Index Fund	226,547	388,561	7,911	7,900	584	623,459
Vanguard Total International Bond
Index Fund	96,424	163,459	—	2,238	—	270,427
Vanguard Total International Stock
Index Fund	1,079,927	1,588,761	2,763	50,351	—	2,664,467
Vanguard Total Stock Market
Index Fund	1,622,736	2,817,062	17,002	46,966	—	4,011,582
Total	3,025,980	4,957,843	27,676	107,465	584	7,569,935
1 Includes net realized gains (loss) on affiliated investments sold of ($1,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	62,002,541	3,234,672

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	150,742,990	2,152,610

U.S. Bond Funds (10.0%)
Vanguard Total Bond Market II Index Fund Investor Shares	38,494,149	425,360
Vanguard Total International Bond Index Fund Admiral Shares	7,909,255	175,665
		601,025
Total Investments (99.6%) (Cost $5,948,700)		5,988,307
Other Assets and Liabilities-Net (0.4%)		23,766
Net Assets (100%)		6,012,073

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $5,948,700,000. Net unrealized appreciation of investment securities for tax purposes was $39,607,000, consisting of unrealized gains of $111,945,000 on securities that had risen in value since their purchase and $72,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2045 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,965	NA2	NA2	10	—	—
Vanguard Total Bond Market II
Index Fund	160,753	273,121	19,655	5,470	419	425,360
Vanguard Total International Bond
Index Fund	68,451	99,953	—	1,554	—	175,665
Vanguard Total International Stock
Index Fund	831,050	1,323,797	1,488	39,900	—	2,152,610
Vanguard Total Stock Market
Index Fund	1,249,582	1,819,212	4,808	37,033	—	3,234,672
Total	2,311,801	3,516,083	25,951	83,967	419	5,988,307
1 Includes net realized gains (loss) on affiliated investments sold of $15,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	37,559,324	1,959,470

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	91,131,557	1,301,359

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	23,264,641	257,074

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	4,758,069	105,677

Total Investment Companies (Cost $3,593,398)		3,623,580
Other Assets and Liabilities-Net (0.2%)		8,470
Net Assets (100%)		3,632,050
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $3,593,398,000. Net unrealized appreciation of investment securities for tax purposes was $30,182,000, consisting of unrealized gains of $68,633,000 on securities that had risen in value since their purchase and $38,451,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2050 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			June 30,
	Sept. 30, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	734	NA2	NA2	6	—	—
Vanguard Total Bond Market II
Index Fund	87,453	168,630	5,737	3,193	233	257,074
Vanguard Total International
Bond Index Fund	37,205	64,166	—	898	—	105,677
Vanguard Total International
Stock Index Fund	451,990	852,140	2,010	23,524	—	1,301,359
Vanguard Total Stock Market
Index Fund	679,621	1,185,276	3,649	21,720	—	1,959,470
Total	1,257,003	2,270,212	11,396	49,341	233	3,623,580
1 Includes net realized gain (loss) on affiliated investment securities sold of ($1,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	12,608,437	657,782

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	30,592,290	436,858

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	7,802,699	86,220

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	1,594,259	35,409

Total Investment Companies (Cost $1,202,285)		1,216,269
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $1,064)	1,064,435	1,064

Total Investments (99.7%) (Cost $1,203,349)		1,217,333
Other Assets and Liabilities-Net (0.3%)		3,527
Net Assets (100%)		1,220,860
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $1,203,349,000. Net unrealized appreciation of investment securities for tax purposes was $13,984,000, consisting of unrealized gains of $24,310,000 on securities that had risen in value since their purchase and $10,326,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2055 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			June 30,
	Sept.31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	1,064
Vanguard Total Bond Market
II Index Fund	25,919	60,860	2,763	1,004	72	86,220
Vanguard Total International
Bond Index Fund	11,079	22,940	—	281	—	35,409
Vanguard Total International
Stock Index Fund	133,894	303,978	938	7,614	—	436,858
Vanguard Total Stock Market
Index Fund	201,284	425,053	355	6,930	—	657,782
Total	372,176	812,831	4,056	15,829	72	1,217,333
1 Includes net realized gain (loss) on affiliated investment securities sold of $15,832.
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	2,777,953	144,926

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	6,756,953	96,489

U.S. Bond Funds (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,687,800	18,650
Vanguard Total International Bond Index Fund Admiral Shares	354,246	7,868
		26,518
Total Investment Companies (Cost $266,050)		267,933
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.538% (Cost $275)	274,542	275

Total Investments (99.7%) (Cost $266,325)		268,208
Other Assets and Liabilities-Net (0.3%)		902
Net Assets (100%)		269,110
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $266,325,000. Net unrealized appreciation of investment securities for tax purposes was $1,883,000, consisting of unrealized gains of $4,933,000 on securities that had risen in value since their purchase and $3,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2060 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	133	NA2	NA2	1	—	275
Vanguard Total Bond Market II
Index Fund	6,596	13,484	1,916	229	16	18,650
Vanguard Total International Bond
Index Fund	2,816	5,154	415	65	—	7,868
Vanguard Total International Stock
Index Fund	34,059	63,384	1,064	1,693	—	96,489
Vanguard Total Stock Market
Index Fund	51,191	88,416	2,150	1,560	—	144,926
Total	94,795	170,438	5,545	3,548	16	268,208
1 Includes net realized gain (loss) on affiliated investment securities sold of ($10,000).
2 Not applicable— purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (18.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	6,492,354	338,706

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	15,640,483	223,346

U.S. Bond Funds (53.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	62,955,974	695,664
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	12,516,694	310,664
		1,006,328
International Bond Fund (15.7%)
Vanguard Total International Bond Index Fund Admiral Shares	13,205,064	293,285

Total Investments (99.7%) (Cost $1,821,134)		1,861,665
Other Assets and Liabilities-Net (0.3%)		5,907
Net Assets (100%)		1,867,572
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2016, the cost of investment securities for tax purposes was $1,821,134,000. Net unrealized appreciation of investment securities for tax purposes was $40,531,000, consisting of unrealized gains of $49,199,000 on securities that had risen in value since their purchase and $8,668,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	2	—	—
Vanguard Short-Term
Inflation-Protected Securities
Index Fund	141,569	165,270	2,497	—	—	310,664
Vanguard Total Bond Market
II Index Fund	313,346	410,722	46,937	9,626	765	695,664
Vanguard Total International
Bond Index Fund	133,965	150,644	4,000	2,772	—	293,285
Vanguard Total International
Stock Index Fund	101,436	132,042	10,490	4,286	—	223,346
Vanguard Total Stock Market
Index Fund	152,504	198,528	32,200	4,027	—	338,706
Total	842,820	1,057,206	96,124	20,713	765	1,861,665
1 Includes net realized gain (loss) on affiliated investment securities sold of ($63,000).
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2016
VANGUARD CHESTER FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.